2. Going Concern (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss from continuing operations	$ (15,148)	$ (6,137)	$ (26,514)
Working capital	(113,527)
Accumulated deficit	(585,384)	(570,126)
Convertible Bonds [Member]
Convertible debt, current	$ 55,907	$ 41,600